Share-based Compensation - Options (Details) - USD ($) $ in Thousands				12 Months Ended
	Mar. 26, 2021	Oct. 01, 2019	Sep. 30, 2019	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Share-based Compensation
Share-based compensation expense				$ 102	$ 753	$ 1,137
2018 Option Plan
Share-based Compensation
Options granted and issued	750,247		750,247
2019 Option Plan
Share-based Compensation
Options granted and issued	1,499,753	0	1,499,753				2,250,000
Share-based compensation expense				$ 102	$ 753	$ 1,137